Fair Values (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Schedule of financial assets and liabilities measured on a recurring basis
The following table presents assets and liabilities measured at fair value on a recurring basis:

Fair Value Measurements at December 31, 2015 using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2015
Assets
Investment securities:
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$—	$522,063	$—	$522,063
U.S. Government sponsored entities’ asset-backed securities	—	911,493	—	911,493
Equity securities	1,941	—	769	2,710
Mortgage loans held for sale	—	7,306	—	7,306
Mortgage IRLCs	—	165	—	165

Liabilities
Fair value swap	$—	$—	$226	$226

Fair Value Measurements at December 31, 2014 using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2014
Assets
Investment securities:
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$—	$538,064	$—	$538,064
U.S. Government sponsored entities’ asset-backed securities	—	761,153	—	761,153
Equity securities	1,922	—	776	2,698
Mortgage loans held for sale	—	5,264	—	5,264
Mortgage IRLCs	—	70	—	70

Liabilities
Fair value swap	$—	$—	$226	$226

Schedule of reconciliation of level 3 input for financial instruments measured on recurring basis
The table below is a reconciliation of the beginning and ending balances of the Level 3 inputs for the years ended December 31, 2015 and 2014, for financial instruments measured on a recurring basis and classified as Level 3:

Level 3 Fair Value Measurements
(In thousands)	Equity Securities	Fair Value Swap
Balance at January 1, 2015	$776	$(226)
Total Gains (Losses)
Included in earnings - realized	—	—
Included in earnings - unrealized	—	—
Included in other comprehensive loss	(7)	—
Purchases, sales, issuances and settlements, other, net	—	—
Re-evaluation of fair value swap	—	—
Balance at December 31, 2015	$769	$(226)
Balance at January 1, 2014	$759	$(135)
Total Gains (Losses)
Included in earnings - realized	—	—
Included in earnings - unrealized	—	—
Included in other comprehensive income	17	—
Purchases, sales, issuances and settlements, other, net	—	—
Re-evaluation of fair value swap	—	(91)
Balance at December 31, 2014	$776	$(226)

Schedule of assets and liabilities measured at fair value on a nonrecurring basis
The following table presents assets and liabilities measured at fair value on a nonrecurring basis:

Fair Value Measurements at December 31, 2015 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2015
Impaired Loans:
Commercial real estate	$—	$—	$3,698	$3,698
Construction real estate:
SEPH commercial land and development	—	—	2,044	2,044
Remaining commercial	—	—	1,872	1,872
Residential real estate	—	—	1,882	1,882
Total impaired loans	$—	$—	$9,496	$9,496
Mortgage Servicing Rights	$—	$1,867	$—	$1,867
Other Real Estate Owned:
Commercial real estate	—	—	2,796	2,796
Construction real estate	—	—	3,387	3,387
Residential real estate	—	—	2,332	2,332
Total Other Real Estate Owned	$—	$—	$8,515	$8,515

Fair Value Measurements at December 31, 2014 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2014
Impaired Loans:
Commercial real estate	$—	$—	$8,481	$8,481
Construction real estate:
SEPH commercial land and development	—	—	2,078	2,078
Remaining commercial	—	—	3,483	3,483
Residential real estate	—	—	2,921	2,921
Total impaired loans	$—	$—	$16,963	$16,963
Mortgage Servicing Rights	$—	$2,928	$—	$2,928
Other Real Estate Owned:
Commercial real estate	—	—	1,470	1,470
Construction real estate	—	—	6,473	6,473
Residential real estate	—	—	2,369	2,369
Total Other Real Estate Owned	$—	$—	$10,312	$10,312

Schedule of qualitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
The following tables present qualitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2015 and December 31, 2014:

December 31, 2015
(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$3,698	Sales comparison approach	Adj to comparables	0.0% - 45.9% (20.3%)
		Income approach	Capitalization rate	7.0% - 13.3% (9.5%)
		Cost approach	Accumulated depreciation	50.0% (50.0%)

Construction real estate:
SEPH commercial land and development	$2,044	Sales comparison approach	Adj to comparables	5.0% - 40.0% (22.1%)
		Bulk sale approach	Discount rate	10.7% (10.7%)

Remaining commercial	$1,872	Sales comparison approach	Adj to comparables	0.0% - 25.3% (1.0%)
		Bulk sale approach	Discount rate	10.0% - 10.7% (10.0%)

Residential real estate	$1,882	Sales comparison approach	Adj to comparables	0.0% - 96.7% (12.5%)
		Income approach	Capitalization rate	3.8% - 10.1% (9.1%)
		Cost approach	Accumulated depreciation	33.3% - 50.0% (43.4%)
Other real estate owned:
Commercial real estate	$2,796	Sales comparison approach	Adj to comparables	2.0% - 71.0% (26.9%)
		Income approach	Capitalization rate	9.5% (9.5%)

Construction real estate	$3,387	Sales comparison approach	Adj to comparables	0.0% - 85.0% (24.3%)
		Bulk sale approach	Discount rate	15.0% (15.0%)

Residential real estate	$2,332	Sales comparison approach	Adj to comparables	0.1% - 61.8% (23.0%)

December 31, 2014
(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$8,481	Sales comparison approach	Adj to comparables	0.0% - 84.0% (38.8%)
		Income approach	Capitalization rate	8.0% - 9.5% (9.4%)
		Cost approach	Accumulated depreciation	23.0% (23.0%)

Construction real estate:
SEPH commercial land and development	$2,078	Sales comparison approach	Adj to comparables	5.0% - 35.0% (17.5%)
		Bulk sale approach	Discount rate	10.8% (10.8%)

Remaining commercial	$3,483	Sales comparison approach	Adj to comparables	0.2% - 76.0% (45.4%)
		Bulk sale approach	Discount rate	10.0% - 22.0% (16.5%)

Residential real estate	$2,921	Sales comparison approach	Adj to comparables	0.0% - 120.6% (11.1%)
		Income approach	Capitalization rate	7.9% - 10.0% (8.0%)

Other real estate owned:
Commercial real estate	$1,470	Sales comparison approach	Adj to comparables	0.0% - 87.0% (30.5%)
		Income approach	Capitalization rate	8.4% - 10.0% (9.4%)
		Cost approach	Accumulated depreciation	60.0% - 95.0% (77.5%)

Construction real estate	$6,473	Sales comparison approach	Adj to comparables	0.0% - 82.9% (27.1%)
		Bulk sale approach	Discount rate	15.0% (15.0%)

Residential real estate	$2,369	Sales comparison approach	Adj to comparables	0.0% - 38.3% (10.1%)
		Income approach	Capitalization rate	6.8% - 7.8% (7.6%)

Fair value, by balance sheet grouping
The fair value of financial instruments at December 31, 2015 and December 31, 2014, was as follows:

	December 31, 2015
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$149,459	$149,459	$—	$—	$149,459
Investment securities	1,585,568	1,941	1,584,984	769	1,587,694
Accrued interest receivable - securities	4,436	—	4,436	—	4,436
Accrued interest receivable - loans	14,239	—	—	14,239	14,239

Mortgage loans held for sale	7,306	—	7,306	—	7,306
Impaired loans carried at fair value	9,496	—	—	9,496	9,496
Mortgage IRLCs	165	—	165	—	165
Other loans	4,994,624	—	—	4,997,318	4,997,318
Loans receivable, net	$5,011,591	$—	$7,471	$5,006,814	$5,014,285

Financial liabilities:
Non-interest bearing checking accounts	$1,404,032	$1,404,032	$—	$—	$1,404,032
Interest bearing transaction accounts	1,107,200	1,107,200	—	—	1,107,200
Savings accounts	1,544,708	1,544,708	—	—	1,544,708
Time deposits	1,290,412	—	1,295,329	—	1,295,329
Other	1,290	1,290	—	—	1,290
Total deposits	$5,347,642	$4,057,230	$1,295,329	$—	$5,352,559

Short-term borrowings	$394,242	$—	$394,242	$—	$394,242
Long-term debt	738,105	—	771,420	—	771,420
Subordinated notes	45,000	—	41,596	—	41,596
Accrued interest payable – deposits	987	66	921	—	987
Accrued interest payable – debt/borrowings	1,351	4	1,347	—	1,351

Derivative financial instruments:
Fair value swap	$226	$—	$—	$226	$226

	December 31, 2014
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$237,699	$237,699	$—	$—	$237,699
Investment securities	1,442,477	1,922	1,442,708	775	1,445,405
Accrued interest receivable - securities	4,048	—	4,048	—	4,048
Accrued interest receivable - loans	13,629	—	—	13,629	13,629

Mortgage loans held for sale	5,264	—	5,264	—	5,264
Impaired loans carried at fair value	16,963	—	—	16,963	16,963
Mortgage IRLCs	70	—	70	—	70
Other loans	4,753,033	—	—	4,757,461	4,757,461
Loans receivable, net	$4,775,330	$—	$5,334	$4,774,424	$4,779,758

Financial liabilities:
Non-interest bearing checking accounts	$1,269,296	$1,269,296	$—	—	$1,269,296
Interest bearing transaction accounts	1,122,079	1,122,079	—	—	1,122,079
Savings accounts	1,325,445	1,325,445	—	—	1,325,445
Time deposits	1,409,911	—	1,422,885	—	1,422,885
Other	1,269	1,269	—	—	1,269
Total deposits	$5,128,000	$3,718,089	$1,422,885	$—	$5,140,974

Short-term borrowings	$276,980	$—	$276,980	$—	$276,980
Long-term debt	786,602	—	827,500	—	827,500
Subordinated notes	45,000	—	42,995	—	42,995
Accrued interest payable – deposits	1,125	14	1,111	—	1,125
Accrued interest payable – debt/borrowings	1,426	3	1,423	—	1,426

Derivative financial instruments:
Fair value swap	$226	$—	$—	$226	$226

Impaired Financing Receivables [Table Text Block]

	December 31, 2015
(In thousands)	Recorded Investment	Prior Charge-Offs	Specific Valuation Allowance	Carrying Balance
Impaired loans recorded at fair value	$11,783	$10,512	$2,287	$9,496
Remaining impaired loans	68,881	18,193	1,904	66,977
Total impaired loans	$80,664	$28,705	$4,191	$76,473

	December 31, 2014
(In thousands)	Recorded Investment	Prior Charge-Offs	Specific Valuation Allowance	Carrying Balance
Impaired loans recorded at fair value	$19,643	$19,731	$2,680	$16,963
Remaining impaired loans	54,069	12,749	980	53,089
Total impaired loans	$73,712	$32,480	$3,660	$70,052